Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Consolidated Balance Sheets, Statement of Comprehensive Income and Cash Flows

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIE, which was included in the Company’s consolidated balance sheets, statements of comprehensive income and cash flows:

	December 31, 2017	December 31, 2016
Current assets	$7,546,941	$4,887,623
Non-current assets	11,612,514	9,437,980
Total assets	19,159,455	14,325,603
Current liabilities	9,239,058	(7,136,321)
Non-current liabilities	9,693,592	(7,067,467)
Total liabilities	18,932,650	(14,203,788)
Net assets	$226,805	$121,815

	For the years ended
	December 31, 2017	December 31, 2016	December 31, 2015
Revenue	$16,323,597	$5,421,288	$444,169
Net loss	$23,550,050	$13,176,768	$1,849,674

	For the years ended
	December 31, 2017	December 31,2016	December 31, 2015
Net cash used in operating activities	$(21,628,320)	$(10,579,902)	$(1,786,704)
Net cash used in investing activities	$(3,255,146)	$(6,191,933)	$(4,035,534)
Net cash used in financing activities	$25,430,207	$15,606,726	$6,573,785
Net increase (decrease) in cash and cash equivalents	$881,017	$(645,369)	$721,417

Schedule of Property and Equipment Useful Life

Depreciation is provided in amounts sufficient to amortize the cost of the related assets over their useful lives using the straight line method, as follows:

Useful life
Buildings	30 years
Office equipment	3 years
Furniture	5 years
Motor vehicles	8 years
Leasehold improvements	the shorter of the lease term and its useful life